Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2019
Share capital and share premium
Schedule of number of shares outstanding

Number of shares outstanding on January 1, 2017	20,126,479
U.S. initial public offering on Nasdaq on May 17, 2017	5,865,000
Over-allotment option exercised by underwriters on May 19, 2017	879,750
Exercise of options in August 2017	5,000
Exercise of options in September 2017	15,000
Exercise of options in October 2017	1,400
Exercise of options in November 2017	106,782
U.S. second public offering on Nasdaq on December 13, 2017	4,440,000
Over-allotment option exercised by underwriters on December 14, 2017	666,000
Exercise of options in December 2017	75,230
Number of shares outstanding on December 31, 2017	32,180,641
Exercise of options in January 2018	111,727
Exercise of options in March 2018	113,075
Exercise of options in April 2018	34,039
Exercise of options in May 2018	5,900
Exercise of options in June 2018	5,393
Exercise of options in July 2018	469
Exercise of options in August 2018	2,300
Exercise of options in September 2018	5,913
U.S. third public offering on Nasdaq on September 18, 2018	3,475,000
Exercise of options in October 2018	556
Exercise of options in November 2018	9,768
Exercise of options in December 2018	30,531
Number of shares outstanding on December 31,2018	35,975,312
Exercise of options in January 2019	163,170
Share subscription from Johnson & Johnson Innovation Inc.	1,766,899
Exercise of options in February 2019	13,393
Exercise of options in March 2019	73,005
Exercise of options in April 2019	13,729
Exercise of options in May 2019	35,054
Exercise of options in June 2019	66,965
Exercise of options in July 2019	56
Exercise of options in August 2019	8,710
Exercise of options in September 2019	5,730
Exercise of options in October 2019	611
Global public offering on Euronext and Nasdaq on November 7, 2019	4,000,000
Over-allotment option exercised by underwriters on November 8, 2019	600,000
Exercise of options in November 2019	16,714
Exercise of options in December 2019	22,180
Number of shares outstanding on December 31,2019	42,761,528